Disclosure of Fair Value of Financial Instruments (Tables)	9 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Summary of Financial Assets Measured and Recorded at Fair Value on Recurring Basis

The following table summarizes financial assets measured and recorded at fair value on a recurring basis in the accompanying condensed consolidated balance sheets as of December 31, 2016 and March 31, 2016, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	December 31, 2016
	Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs)	Significant Other Observable Inputs (Level 2 Inputs)	Total
Assets:
Money market funds	$7,588	$—	$7,588
U.S. treasury securities	—	9,995	9,995
Non-U.S. government securities	—	19,991	19,991
Corporate securities	—	35,924	35,924
Total assets	$7,588	$65,910	$73,498

	March 31, 2016
	Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs)	Significant Other Observable Inputs (Level 2 Inputs)	Total
Assets:
Money market funds	$10,675	$—	$10,675
Total assets	$10,675	$—	$10,675